WARRANTS AND DERIVATIVES - Schedule of Significant Inputs And Valuation Technique Used To Measure Fair Value of The Warrants (Detail)	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / Warrant $ / shares	Aug. 11, 2021 $ / Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Measurement Input Common Stock Fair Value Per Share [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / Warrant		16.81	22.13
Common Stock, Par or Stated Value Per Share		$ 16.81
Measurement Input, Exercise Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / Warrant		0.01	0.01
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.757	0.757
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0053	0.0053
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0.23
Measurement Input, Expected Dividend Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0	0